GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.7%
Australia – 7.5%
85,130 Abacus Group REIT (Equity
Real Estate Investment Trusts
(REITs)) $ 69,548
1,654 ANZ Group Holdings Ltd.
(Banks) 36,320
9,346 Bendigo & Adelaide Bank Ltd.
(Banks) 80,761
34,874 BHP Group Ltd. (Materials) 974,213
30,607 Brambles Ltd. (Commercial &
Professional Services) 502,189
7,732 Capricorn Metals Ltd.
(Materials)* 67,315
4,770 CAR Group Ltd. (Media &
Entertainment) 116,010
2,055 Codan Ltd. (Technology
Hardware & Equipment) 40,115
13,190 Commonwealth Bank of
Australia (Banks) 1,456,619
16,339 Develop Global Ltd.
(Materials)* 45,780
56,712 Evolution Mining Ltd.
(Materials) 404,274
134,309 Glencore PLC (Materials)* 618,577
3,431 HUB24 Ltd. (Financial
Services) 228,764
1,534 JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 117,731
3,946 Macquarie Group Ltd.
(Financial Services) 572,762
37,246 Northern Star Resources Ltd.
(Materials) 581,608
13,777 Orica Ltd. (Materials) 192,405
27,239 Perenti Ltd. (Materials) 50,636
2,904 Pro Medicus Ltd. (Health Care
Equipment & Services) 591,242
10,829 Qantas Airways Ltd.
(Transportation) 78,248
19,259 Regis Resources Ltd.
(Materials) 76,089
781 Rio Tinto Ltd. (Materials) 62,998
18,229 Rio Tinto PLC ADR (Materials) 1,203,296
17,007 Sandfire Resources Ltd.
(Materials)* 160,419
26,319 Suncorp Group Ltd. (Insurance) 352,877
3,710 Technology One Ltd. (Software
& Services) 94,451
19,532 Telstra Group Ltd.
(Telecommunication Services) 62,271
4,009 Wesfarmers Ltd. (Consumer
Discretionary Distribution &
Retail) 243,881
8,692 Westpac Banking Corp. (Banks) 223,948
9,305,347
Austria – 0.1%
865 BAWAG Group AG (Banks)*
(a)
114,036
Shares Description Value
a
Common Stocks – (continued)
Belgium – 0.7%
361 Deme Group NV (Capital
Goods) $ 52,844
4,483 KBC Ancora (Banks) 356,304
1,646 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 459,456
868,604
China – 1.4%
100,000 Lenovo Group Ltd. (Technology
Hardware & Equipment) 148,179
134,000 Nexteer Automotive Group Ltd.
(Automobiles & Components) 147,042
17,386 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 1,229,452
85,400 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 223,429
1,748,102
Denmark – 1.8%
13,565 Danske Bank A/S (Banks) 579,423
23,352 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 1,300,278
245 Ringkjoebing Landbobank A/S
(Banks) 56,932
2,191 Scandinavian Tobacco Group
A/S (Food, Beverage &
Tobacco)
(a)
30,240
254 Sydbank AS (Banks) 20,419
13,153 Vestas Wind Systems A/S
(Capital Goods) 250,213
2,237,505
Finland – 1.9%
109,761 Nokia OYJ (Technology
Hardware & Equipment) 527,819
81,927 Nordea Bank Abp (Banks) 1,348,829
17,770 Wartsila OYJ Abp (Capital
Goods) 533,006
2,409,654
France – 11.8%
8,035 Air Liquide SA (Materials) 1,674,146
26,903 AXA SA (Insurance) 1,290,134
1,197 Cie Generale des Etablissements
Michelin SCA (Automobiles &
Components) 43,108
2,756 Covivio SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 185,753
11,630 Danone SA (Food, Beverage &
Tobacco) 1,013,360
1,961 Dassault Aviation SA (Capital
Goods) 660,609
9,728 Dassault Systemes (Software &
Services) 327,260
442 Eiffage SA (Capital Goods) 56,628
48,477 Engie SA (Utilities) 1,042,088
2,639 EssilorLuxottica SA (Health
Care Equipment & Services) 859,665

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
263 Gaztransport Et Technigaz SA
(Energy) $ 48,839
250 Hermes International SCA
(Consumer Durables & Apparel) 614,760
7,029 Legrand SA (Capital Goods) 1,167,947
1,858 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 1,143,379
5,511 Safran SA (Capital Goods) 1,955,685
3,098 Thales SA (Capital Goods) 979,323
20,654 TotalEnergies SE (Energy) 1,258,008
2,628 Unibail-Rodamco-Westfield
REIT (Equity Real Estate
Investment Trusts (REITs))* 276,767
6,662 Valeo SE (Automobiles &
Components) 84,014
14,681,473
Germany – 10.2%
4,685 Allianz SE (Insurance) 1,971,106
4,251 Aumovio SE (Automobiles &
Components)* 175,280
12,354 Continental AG (Automobiles &
Components) 817,292
37,136 Deutsche Bank AG (Financial
Services) 1,315,202
33,746 E.ON SE (Utilities) 635,622
4,672 FUCHS SE (Materials) 167,425
52 Hannover Rueck SE (Insurance) 15,691
6,131 Henkel AG & Co. KGaA
(Household & Personal
Products) 455,084
28,634 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 1,123,317
3,922 Knorr-Bremse AG (Capital
Goods) 369,016
8,277 Mercedes-Benz Group AG
(Automobiles & Components) 521,700
1,534 MTU Aero Engines AG (Capital
Goods) 707,692
393 Nemetschek SE (Software &
Services) 51,287
125 Rheinmetall AG (Capital
Goods) 292,397
4,653 SAF-Holland SE (Automobiles
& Components) 81,062
3,212 SAP SE (Software & Services) 860,069
1,094 Scout24 SE (Media &
Entertainment)
(a)
137,250
7,127 Siemens AG (Capital Goods) 1,924,135
4,179 Siemens Energy AG (Capital
Goods)* 491,363
4,364 Siemens Healthineers AG
(Health Care Equipment &
Services)
(a)
236,381
2,984 Volkswagen AG (Automobiles
& Components) 330,429
12,678,800
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – 2.1%
52,200 AIA Group Ltd. (Insurance) $ 500,283
89,200 Dah Sing Banking Group Ltd.
(Banks) 112,288
9,500 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 539,320
34,700 Hongkong Land Holdings Ltd.
(Real Estate Management &
Development) 219,651
27,271 Prudential PLC (Insurance) 381,787
4,500 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 53,827
225,000 Swire Pacific Ltd., Class B
(Capital Goods) 337,705
18,200 Swire Properties Ltd. (Real
Estate Management &
Development) 51,799
339,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
367,120
2,563,780
Italy – 2.0%
19,814 Banca Mediolanum SpA
(Financial Services) 397,960
9,384 Banca Monte dei Paschi di
Siena SpA (Banks) 83,501
5,059 FinecoBank Banca Fineco SpA
(Banks) 109,799
98,038 Intesa Sanpaolo SpA (Banks) 648,931
1,485 Leonardo SpA (Capital Goods) 95,020
9,564 RAI Way SpA
(Telecommunication Services)
(a)
67,745
15,645 Saipem SpA (Energy) 45,290
14,134 UniCredit SpA (Banks) 1,075,529
2,523,775
Ivory Coast (Cote D'Ivoire) – 0.1%
3,907 Endeavour Mining PLC
(Materials) 163,379
Japan – 22.7%
7,600 Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 751,965
9,900 ANA Holdings, Inc.
(Transportation) 191,263
39,400 Asia Pile Holdings Corp.
(Materials) 330,432
2,100 Avex, Inc. (Media &
Entertainment) 17,983
11,500 Canon, Inc. (Technology
Hardware & Equipment) 335,606
9,100 Chudenko Corp. (Capital
Goods) 242,091
3,200 Chugai Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 141,870
12,100 Chugin Financial Group, Inc.
(Banks) 177,636

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
10,400 Computer Engineering &
Consulting Ltd. (Software &
Services) $ 167,593
12,900 Cosel Co. Ltd. (Capital Goods) 104,619
9,000 Daido Metal Co. Ltd.
(Automobiles & Components) 60,170
1,400 Daifuku Co. Ltd. (Capital
Goods) 44,806
80,600 Dai-ichi Life Holdings, Inc.
(Insurance) 634,013
7,500 Daiichi Sankyo Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 168,752
15,600 Daito Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 129,730
14,500 Daitron Co. Ltd. (Technology
Hardware & Equipment) 429,956
25,700 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 923,016
58,000 Daiwa Securities Group, Inc.
(Financial Services) 471,313
6,300 Electric Power Development Co.
Ltd. (Utilities) 118,051
117,800 ENEOS Holdings, Inc. (Energy) 746,052
9,900 ES-Con Japan Ltd. (Consumer
Durables & Apparel) 69,061
700 Eslead Corp. (Consumer
Durables & Apparel) 25,729
400 Fast Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 121,485
3,900 FJ Next Holdings Co. Ltd.
(Consumer Durables & Apparel) 42,341
3,600 Focus Systems Corp. (Software
& Services) 39,013
7,500 Fuji Electric Co. Ltd. (Capital
Goods) 502,753
6,800 Fukui Computer Holdings, Inc.
(Software & Services) 153,417
18,900 Gecoss Corp. (Capital Goods) 177,349
21,200 Heiwa Corp. (Consumer
Services) 301,269
24,300 Hirakawa Hewtech Corp.
(Capital Goods) 340,033
4,600 Hisamitsu Pharmaceutical
Co., Inc. (Pharmaceuticals,
Biotechnology & Life Sciences) 128,205
9,700 Hokuriku Electric Power Co.
(Utilities) 55,349
4,200 H-One Co. Ltd. (Automobiles &
Components) 41,340
1,900 Icom, Inc. (Technology
Hardware & Equipment) 38,697
3,200 Inaba Seisakusho Co. Ltd.
(Commercial & Professional
Services) 37,005
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,900 Iriso Electronics Co. Ltd.
(Technology Hardware &
Equipment) $ 57,809
4,200 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 77,457
4,000 IwaiCosmo Holdings, Inc.
(Financial Services) 73,537
19,600 Japan Material Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 241,637
94,400 Japan Post Holdings Co. Ltd.
(Insurance) 936,949
35,400 Japan Tobacco, Inc. (Food,
Beverage & Tobacco) 1,161,016
23,100 JX Advanced Metals Corp.
(Materials) 306,198
2,400 Kawai Musical Instruments
Manufacturing Co. Ltd.
(Consumer Durables & Apparel) 41,835
38,500 KDDI Corp.
(Telecommunication Services) 614,018
3,300 Konami Group Corp. (Media &
Entertainment) 476,064
39,000 Kyocera Corp. (Technology
Hardware & Equipment) 523,914
2,900 Kyokuto Boeki Kaisha Ltd.
(Capital Goods) 35,664
4,400 Matsui Construction Co. Ltd.
(Capital Goods) 41,983
6,000 Meiwa Corp. (Capital Goods) 34,295
23,500 Mitsubishi Corp. (Capital
Goods) 560,226
13,200 Mitsubishi Electric Corp.
(Capital Goods) 339,025
13,000 Mitsubishi Heavy Industries
Ltd. (Capital Goods) 340,198
19,200 Mitsubishi UFJ Financial
Group, Inc. (Banks) 309,722
3,200 Mitsui E&S Co. Ltd. (Capital
Goods) 96,543
40,700 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 443,065
3,000 Modec, Inc. (Energy) 167,369
4,000 Musashino Bank Ltd. (The)
(Banks) 109,285
7,000 NEC Capital Solutions Ltd.
(Financial Services) 185,112
27,500 NGK Insulators Ltd. (Capital
Goods) 459,685
1,300 Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 42,624
28,000 Nippon Signal Co. Ltd.
(Technology Hardware &
Equipment) 230,375
32,000 Nippon Thompson Co. Ltd.
(Capital Goods) 148,242

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
700 Nissei ASB Machine Co. Ltd.
(Capital Goods) $ 33,948
63,100 Nomura Holdings, Inc.
(Financial Services) 462,439
461,500 NTT, Inc. (Telecommunication
Services) 482,416
1,000 Okura Industrial Co. Ltd.
(Materials) 36,895
1,000 ORIX Corp. (Financial
Services) 26,246
4,200 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 223,989
20,200 Panasonic Holdings Corp.
(Consumer Durables & Apparel) 219,253
3,000 PCA Corp. (Software &
Services) 40,526
14,600 Procrea Holdings, Inc. (Banks) 171,097
2,400 Rasa Corp. (Capital Goods) 27,089
16,800 Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 193,287
4,200 Riken Technos Corp. (Materials) 35,733
4,600 Sakai Chemical Industry Co.
Ltd. (Materials) 88,437
4,000 San ju San Financial Group,
Inc. (Banks) 97,507
500 Sanrio Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 23,470
1,000 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 13,587
3,100 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 280,898
2,300 Shindengen Electric
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 49,397
10,100 Shinsho Corp. (Capital Goods) 152,024
16,700 Shionogi & Co. Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 294,252
13,400 Sodick Co. Ltd. (Capital Goods) 82,346
159,300 SoftBank Corp.
(Telecommunication Services) 234,298
1,400 SoftBank Group Corp.
(Telecommunication Services) 176,653
11,300 Sony Financial Group, Inc.
(Insurance)* 12,531
11,300 Sony Group Corp. (Consumer
Durables & Apparel) 324,838
2,300 Space Co. Ltd. (Commercial &
Professional Services) 21,780
3,400 SRA Holdings (Software &
Services) 116,064
3,900 Sumitomo Corp. (Capital
Goods) 112,839
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
42,200 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) $ 1,200,761
27,400 Sumitomo Mitsui Financial
Group, Inc. (Banks) 770,841
1,200 Sumitomo Mitsui Trust Group,
Inc. (Banks) 34,829
21,800 Suzuki Co. Ltd. (Technology
Hardware & Equipment) 322,162
15,400 Taiho Kogyo Co. Ltd.
(Automobiles & Components) 76,246
3,000 Takaoka Toko Co. Ltd. (Capital
Goods) 63,753
40,800 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,198,312
6,300 Tazmo Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 103,823
25,100 TDK Corp. (Technology
Hardware & Equipment) 363,468
20,800 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 171,926
4,600 TOPPAN Holdings, Inc.
(Commercial & Professional
Services) 117,861
3,700 Tosoh Corp. (Materials) 54,736
82,100 Toyota Motor Corp.
(Automobiles & Components) 1,576,851
26,200 TPR Co. Ltd. (Automobiles &
Components) 215,325
8,300 Tsugami Corp. (Capital Goods) 133,442
38,500 Tsuruha Holdings, Inc.
(Consumer Staples Distribution
& Retail) 616,349
10,100 Tv Tokyo Holdings Corp.
(Media & Entertainment) 336,740
2,000 V Technology Co. Ltd.
(Technology Hardware &
Equipment) 46,520
1,900 Wellneo Sugar Co. Ltd. (Food,
Beverage & Tobacco) 33,198
14,900 West Japan Railway Co.
(Transportation) 326,726
10,400 Yamaha Motor Co. Ltd.
(Automobiles & Components) 77,868
2,900 Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 68,861
28,258,247
Liechtenstein – 0.0%
232 VP Bank AG, Class A
(Financial Services) 24,100
Netherlands – 3.8%
83 Adyen NV (Financial
Services)*
(a)
133,554
2,013 Aegon Ltd. (Insurance) 16,229

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
235 Argenx SE (Pharmaceuticals,
Biotechnology & Life
Sciences)* $ 173,630
426 ASM International NV
(Semiconductors &
Semiconductor Equipment) 256,942
2,953 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 2,879,729
1,602 EXOR NV (Financial Services) 156,797
20,820 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 842,471
3,383 Universal Music Group NV
(Media & Entertainment) 97,760
1,185 Wolters Kluwer NV
(Commercial & Professional
Services) 161,752
4,718,864
New Zealand – 0.2%
11,963 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 256,962
Nigeria – 0.0%
15,716 Airtel Africa PLC
(Telecommunication Services)
(a)
51,611
Norway – 0.5%
2,596 DNB Bank ASA (Banks) 70,756
11,239 Kongsberg Gruppen ASA
(Capital Goods) 359,169
6,481 Orkla ASA (Food, Beverage &
Tobacco) 67,758
1,248 Wilh Wilhelmsen Holding ASA,
Class A (Transportation) 63,278
560,961
Portugal – 0.2%
335,446 Banco Comercial Portugues SA,
Class R (Banks) 297,791
Singapore – 1.1%
38,000 Oversea-Chinese Banking Corp.
Ltd. (Banks) 484,486
27,700 Singapore Technologies
Engineering Ltd. (Capital
Goods) 184,968
160,600 Singapore Telecommunications
Ltd. (Telecommunication
Services) 513,449
8,500 United Overseas Bank Ltd.
(Banks) 228,271
1,411,174
South Africa – 0.2%
7,063 Anglo American PLC
(Materials) 266,327
Shares Description Value
a
Common Stocks – (continued)
Spain – 2.3%
2,279 Aena SME SA
(Transportation)
(a)
$ 62,306
52,373 Banco Bilbao Vizcaya
Argentaria SA (Banks) 1,009,209
93,338 Banco Santander SA (Banks) 979,519
2,210 Befesa SA (Commercial &
Professional Services)
(a)
74,974
5,370 CaixaBank SA (Banks) 56,718
8,264 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 457,362
50,284 Prosegur Cia de Seguridad SA
(Commercial & Professional
Services) 172,597
2,812,685
Sweden – 3.5%
1,123 Alfa Laval AB (Capital Goods) 51,282
6,383 Assa Abloy AB, Class B
(Capital Goods) 222,179
20,403 Atlas Copco AB, Class B
(Capital Goods) 307,013
8,898 Boliden AB (Materials)* 363,202
24,365 Epiroc AB, Class B (Capital
Goods) 460,948
4,467 Evolution AB (Consumer
Services)
(a)
367,741
866 Investor AB, Class B (Financial
Services) 27,110
942 Saab AB, Class B (Capital
Goods) 57,879
27,004 Sandvik AB (Capital Goods) 754,367
7,592 SKF AB, Class B (Capital
Goods) 188,822
21,602 Svenska Handelsbanken AB,
Class A (Banks) 281,855
17,407 Swedbank AB, Class A (Banks) 525,443
86,358 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 715,563
4,323,404
Switzerland – 4.2%
18,718 ABB Ltd. (Capital Goods) 1,354,497
1,772 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 340,164
810 Schindler Holding AG (Capital
Goods) 293,098
1,602 Schindler Holding AG
Participation Certificates
(Capital Goods) 609,203
625 SGS SA (Commercial &
Professional Services) 64,950
1,092 Sonova Holding AG (Health
Care Equipment & Services) 299,543
47,445 UBS Group AG (Financial
Services) 1,950,632
626 Zurich Insurance Group AG
(Insurance) 447,454
5,359,541

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – 10.3%
251 3i Group PLC (Financial
Services) $ 13,836
642 Admiral Group PLC (Insurance) 28,976
23,144 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 1,775,608
6,278 Babcock International Group
PLC (Capital Goods) 112,944
35,218 BAE Systems PLC (Capital
Goods) 980,344
13,534 Beazley PLC (Insurance) 165,520
10,877 Halma PLC (Technology
Hardware & Equipment) 506,333
99,361 HSBC Holdings PLC (Banks) 1,402,294
28,047 Imperial Brands PLC (Food,
Beverage & Tobacco) 1,191,478
414 InterContinental Hotels Group
PLC (Consumer Services) 50,057
2,581 Keller Group PLC (Capital
Goods) 52,522
56,254 Kingfisher PLC (Consumer
Discretionary Distribution &
Retail) 234,341
2,860 Lancashire Holdings Ltd.
(Insurance) 25,963
1,025,879 Lloyds Banking Group PLC
(Banks) 1,160,870
43,973 National Grid PLC (Utilities) 631,834
99,227 NatWest Group PLC (Banks) 700,875
3,362 Next PLC (Consumer
Discretionary Distribution &
Retail) 560,459
21,065 On the Beach Group PLC
(Consumer Services)
(a)
62,930
25,173 Playtech PLC (Consumer
Services) 124,926
15,022 RELX PLC (Commercial &
Professional Services) 717,734
61,181 Rolls-Royce Holdings PLC
(Capital Goods) 983,440
1,675 Smiths Group PLC (Capital
Goods) 53,106
124,551 Tesco PLC (Consumer Staples
Distribution & Retail) 746,520
40,890 Vodafone Group PLC ADR
(Telecommunication Services) 474,324
12,757,234
United States – 9.1%
1,342 Alcon AG (Health Care
Equipment & Services) 100,938
14,596 BP PLC ADR (Energy) 502,978
3,147 Carnival PLC ADR (Consumer
Services)* 83,207
19,105 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 824,572
11,209 Holcim AG (Materials)* 956,403
25,470 Nestle SA (Food, Beverage &
Tobacco) 2,339,044
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
14,305 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) $ 1,839,314
4,512 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,502,422
16,205 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 1,534,515
499 Schneider Electric SE (Capital
Goods) 140,454
16,039 Shell PLC (Energy) 575,278
1,200 Spotify Technology SA (Media
& Entertainment)* 837,600
11,236,725
TOTAL COMMON STOCKS
(Cost $102,122,680)
121,630,081
Units Description Expiration Month Value
aa
Right – 0.0%
Italy – 0.0%
276,108 Telecom Italia
SpA*
(Cost $0)
09/25 5
TOTAL INVESTMENTS – 97.7%
(Cost $102,122,680)
$ 121,630,086
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.3%
2,909,188
NET ASSETS – 100.0%
$ 124,539,274
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Additional Investment Information
Sector Name
% of
Market
Value
Financials 23.5%
Industrials 19.7
Health Care 11.6
Consumer Discretionary 10.1
Information Technology 10.0
Materials 7.3
Consumer Staples 7.3
Communication Services 3.8
Energy 2.7
Utilities 2.0
Real Estate 2.0
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At September 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 15 12/19/25 $ 975,812 $ 16,591
FTSE 100 Index 3 12/19/25 379,564 2,806
MSCI Singapore Index 1 10/30/25 34,680 (84)
SPI 200 Index 1 12/18/25 146,782 (190)
TOPIX Index 2 12/11/25 424,789 4,118
Total Futures Contracts
$ 23,241

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.0%
Aerospace & Defense – 1.3%
13,741 Woodward, Inc. $ 3,472,488
Automobile Components – 0.9%
28,201 Aptiv PLC (Jersey)* 2,431,490
Banks – 9.7%
158,786 Bank of America Corp. 8,191,770
28,766 Citigroup, Inc. 2,919,749
36,708 JPMorgan Chase & Co. 11,578,804
31,879 SOUTHSTATE BANK Corp. 3,151,877
25,842,200
Beverages – 1.0%
39,619 Coca-Cola Co. (The) 2,627,532
Biotechnology – 0.7%
1,251 Argenx SE ADR (Netherlands)* 922,688
2,094 Madrigal Pharmaceuticals, Inc.* 960,434
1,883,122
Broadline Retail – 3.3%
40,113 Amazon.com, Inc.* 8,807,611
Capital Markets – 3.2%
34,889 Morgan Stanley 5,545,955
33,271 Nasdaq, Inc. 2,942,820
8,488,775
Chemicals – 2.9%
14,443 Air Products and Chemicals, Inc. 3,938,895
10,662 Sherwin-Williams Co. (The) 3,691,824
7,630,719
Commercial Services & Supplies – 1.2%
17,484 Waste Connections, Inc. 3,073,687
Communications Equipment – 2.3%
22,327 Arista Networks, Inc.* 3,253,267
6,150 Motorola Solutions, Inc. 2,812,334
6,065,601
Construction Materials – 0.9%
4,004 Martin Marietta Materials, Inc. 2,523,641
Consumer Finance – 2.7%
7,382 American Express Co. 2,452,005
22,658 Capital One Financial Corp. 4,816,638
7,268,643
Consumer Staples Distribution & Retail – 3.0%
76,275 Walmart, Inc. 7,860,901
Containers & Packaging – 1.3%
71,841 International Paper Co. 3,333,422
Electric Utilities – 3.7%
53,197 Exelon Corp. 2,394,397
51,015 NextEra Energy, Inc. 3,851,122
93,673 PPL Corp. 3,480,889
9,726,408
Electrical Equipment – 4.3%
14,116 Eaton Corp. PLC 5,282,913
4,213 GE Vernova, Inc. 2,590,574
10,461 Rockwell Automation, Inc. 3,656,433
11,529,920
Shares Description Value
Common Stocks – (continued)
Entertainment – 1.4%
32,346 Walt Disney Co. (The) $ 3,703,617
Financial Services – 2.7%
11,217 Berkshire Hathaway, Inc., Class
B* 5,639,234
45,655 Klarna Group PLC (United
Kingdom)* 1,673,256
7,312,490
Ground Transportation – 2.5%
25,564 Old Dominion Freight Line, Inc. 3,598,900
13,432 Union Pacific Corp. 3,174,922
6,773,822
Health Care Equipment & Supplies – 3.6%
40,520 Abbott Laboratories 5,427,249
42,905 Boston Scientific Corp.* 4,188,815
9,616,064
Health Care Providers & Services – 1.5%
11,739 UnitedHealth Group, Inc. 4,053,477
Hotels, Restaurants & Leisure – 1.9%
31,990 Chipotle Mexican Grill, Inc.* 1,253,688
44,108 Starbucks Corp. 3,731,537
4,985,225
Household Products – 2.3%
40,055 Procter & Gamble Co. (The) 6,154,451
Industrial Conglomerates – 3.4%
30,333 3M Co. 4,707,075
20,876 Honeywell International, Inc. 4,394,398
9,101,473
Industrial REITs – 1.7%
38,549 Prologis, Inc. REIT 4,414,631
Insurance – 3.2%
22,118 Marsh & McLennan Cos., Inc. 4,457,440
14,404 Travelers Cos., Inc. (The) 4,021,885
8,479,325
Interactive Media & Services – 5.4%
34,724 Alphabet, Inc., Class A 8,441,405
7,914 Meta Platforms, Inc., Class A 5,811,883
14,253,288
IT Services – 1.5%
14,171 International Business Machines
Corp. 3,998,489
Life Sciences Tools & Services – 2.5%
24,167 Agilent Technologies, Inc. 3,101,835
7,414 Thermo Fisher Scientific, Inc. 3,595,938
6,697,773
Machinery – 2.0%
11,327 Caterpillar, Inc. 5,404,678
Multi-Utilities – 1.2%
31,597 Ameren Corp. 3,298,095
Office REITs – 1.0%
35,755 BXP, Inc. REIT 2,658,027

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.8%
41,295 Chevron Corp. $ 6,412,701
18,356 DT Midstream, Inc. 2,075,329
39,351 Expand Energy Corp. 4,180,650
12,668,680
Pharmaceuticals – 3.4%
48,736 Johnson & Johnson 9,036,629
Residential REITs – 0.9%
13,194 AvalonBay Communities, Inc.
REIT 2,548,685
Semiconductors & Semiconductor Equipment – 3.1%
58,192 Intel Corp.* 1,952,342
28,565 Marvell Technology, Inc. 2,401,460
21,056 NVIDIA Corp. 3,928,628
8,282,430
Software – 2.6%
5,725 Cadence Design Systems, Inc.* 2,010,964
46,507 Dynatrace, Inc.* 2,253,264
11,760 Salesforce, Inc. 2,787,120
7,051,348
Specialty Retail – 2.6%
10,919 Home Depot, Inc. (The) 4,424,270
17,004 TJX Cos., Inc. (The) 2,457,758
6,882,028
Shares Description Value
Common Stocks – (continued)
Wireless Telecommunication Services – 1.4%
16,008 T-Mobile US, Inc. $ 3,831,995
TOTAL COMMON STOCKS
(Cost $212,231,486)
263,772,880
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,003,769 4.042% 2,003,769
(Cost $2,003,769)
TOTAL INVESTMENTS – 99.8%
(Cost $214,235,255)
$ 265,776,649
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
434,577
NET ASSETS – 100.0%
$ 266,211,226
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 98.9%
Aerospace & Defense – 7.3%
2,551 Axon Enterprise, Inc.* $ 1,830,700
10,335 Howmet Aerospace, Inc. 2,028,037
3,785 Woodward, Inc. 956,507
4,815,244
Beverages – 0.9%
6,710 Coca-Cola Europacific Partners
PLC (United Kingdom) 606,651
Biotechnology – 6.0%
3,679 Alnylam Pharmaceuticals, Inc.* 1,677,624
4,803 Insmed, Inc.* 691,680
1,023 Madrigal Pharmaceuticals, Inc.* 469,209
5,214 Neurocrine Biosciences, Inc.* 731,941
27,158 Roivant Sciences Ltd.* 410,901
3,981,355
Capital Markets – 5.9%
56,587 Blue Owl Capital, Inc. 958,018
1,281 Coinbase Global, Inc., Class A* 432,325
11,053 Jefferies Financial Group, Inc. 723,087
2,508 MSCI, Inc. 1,423,064
3,793 Nasdaq, Inc. 335,491
3,871,985
Construction & Engineering – 2.9%
4,630 Quanta Services, Inc. 1,918,765
Construction Materials – 1.9%
1,982 Martin Marietta Materials, Inc. 1,249,215
Consumer Staples Distribution & Retail – 1.2%
8,752 BJ's Wholesale Club Holdings,
Inc.* 816,124
Electrical Equipment – 5.1%
3,029 Rockwell Automation, Inc. 1,058,726
15,279 Vertiv Holdings Co., Class A 2,304,990
3,363,716
Electronic Equipment, Instruments & Components – 2.3%
3,116 Jabil, Inc. 676,702
36,152 Mirion Technologies, Inc.* 840,895
1,517,597
Entertainment – 5.9%
8,164 Live Nation Entertainment, Inc.* 1,333,998
14,751 ROBLOX Corp., Class A* 2,043,308
2,673 TKO Group Holdings, Inc. 539,839
3,917,145
Financial Services – 1.7%
3,092 Corpay, Inc.* 890,682
7,188 Klarna Group PLC (United
Kingdom)* 263,440
1,154,122
Ground Transportation – 1.3%
5,922 Old Dominion Freight Line, Inc. 833,699
Health Care Equipment & Supplies – 3.4%
2,559 Align Technology, Inc.* 320,438
9,647 Dexcom, Inc.* 649,147
4,135 Insulet Corp.* 1,276,598
2,246,183
Shares Description Value
Common Stocks – (continued)
Health Care Providers & Services – 3.8%
7,986 Cencora, Inc. $ 2,495,865
Health Care Technology – 2.0%
4,355 Veeva Systems, Inc., Class A* 1,297,398
Hotels, Restaurants & Leisure – 11.2%
1,396 Domino's Pizza, Inc. 602,667
3,362 DoorDash, Inc., Class A* 914,430
24,684 DraftKings, Inc., Class A* 923,182
5,457 Hilton Worldwide Holdings, Inc. 1,415,764
6,416 Royal Caribbean Cruises Ltd. 2,076,089
5,155 Texas Roadhouse, Inc. 856,503
2,467 Wingstop, Inc. 620,895
7,409,530
Household Durables – 0.5%
2,398 Lennar Corp., Class A 302,244
Independent Power and Renewable Electricity Producers – 3.1%
10,433 Vistra Corp. 2,044,033
Interactive Media & Services – 1.1%
3,270 Reddit, Inc., Class A* 752,067
IT Services – 2.8%
8,588 Cloudflare, Inc., Class A* 1,842,899
Life Sciences Tools & Services – 2.6%
6,643 Agilent Technologies, Inc. 852,629
561 Mettler-Toledo International,
Inc.* 688,689
693 West Pharmaceutical Services,
Inc. 181,795
1,723,113
Machinery – 0.6%
2,110 ITT, Inc. 377,184
Oil, Gas & Consumable Fuels – 1.1%
6,669 Expand Energy Corp. 708,514
Professional Services – 1.2%
7,799 Booz Allen Hamilton Holding
Corp. 779,510
Semiconductors & Semiconductor Equipment – 3.9%
2,032 Astera Labs, Inc.* 397,866
7,449 Marvell Technology, Inc. 626,237
1,334 Monolithic Power Systems, Inc. 1,228,134
2,428 Teradyne, Inc. 334,190
2,586,427
Software – 10.2%
9,223 Datadog, Inc., Class A* 1,313,355
11,983 Dynatrace, Inc.* 580,576
932 Fair Isaac Corp.* 1,394,766
1,754 HubSpot, Inc.* 820,521
10,520 Netskope, Inc., Class A* 239,120
1,746 Tyler Technologies, Inc.* 913,438
8,964 Varonis Systems, Inc.* 515,161
3,167 Zscaler, Inc.* 949,023
6,725,960
Specialty Retail – 4.3%
273 AutoZone, Inc.* 1,171,236
4,579 Five Below, Inc.* 708,371

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Specialty Retail – (continued)
6,379 Ross Stores, Inc. $ 972,096
2,851,703
Textiles, Apparel & Luxury Goods – 0.8%
11,934 On Holding AG, Class A
(Switzerland)* 505,405
Trading Companies & Distributors – 3.9%
32,256 Fastenal Co. 1,581,834
1,036 United Rentals, Inc. 989,028
2,570,862
TOTAL COMMON STOCKS
(Cost $51,179,913)
65,264,515
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
575,501 4.042% 575,501
(Cost $575,501)
TOTAL INVESTMENTS – 99.8%
(Cost $51,755,414)
$ 65,840,016
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
132,680
NET ASSETS – 100.0%
$ 65,972,696
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.2%
Aerospace & Defense – 2.6%
26,834 L3Harris Technologies, Inc. $ 8,195,372
13,817 Woodward, Inc. 3,491,694
11,687,066
Automobile Components – 1.2%
64,352 Aptiv PLC (Jersey)* 5,548,429
Banks – 4.8%
115,290 Citizens Financial Group, Inc. 6,128,817
129,069 Fifth Third Bancorp 5,750,024
110,574 First Horizon Corp. 2,500,078
38,721 SOUTHSTATE BANK Corp. 3,828,345
25,891 Wintrust Financial Corp. 3,429,004
21,636,268
Beverages – 2.3%
113,547 Coca-Cola Europacific Partners
PLC (United Kingdom) 10,265,784
Broadline Retail – 0.4%
19,509 eBay, Inc. 1,774,344
Building Products – 1.3%
50,461 Builders FirstSource, Inc.* 6,118,396
Capital Markets – 3.1%
61,067 Jefferies Financial Group, Inc. 3,995,003
46,044 Nasdaq, Inc. 4,072,592
36,019 Raymond James Financial, Inc. 6,216,879
14,284,474
Chemicals – 2.4%
141,602 Chemours Co. (The) 2,242,976
44,909 RPM International, Inc. 5,293,873
44,377 Westlake Corp. 3,419,691
10,956,540
Construction Materials – 2.5%
17,688 Martin Marietta Materials, Inc. 11,148,393
Consumer Staples Distribution & Retail – 3.0%
80,618 BJ's Wholesale Club Holdings,
Inc.* 7,517,629
58,508 Performance Food Group Co.* 6,087,172
13,604,801
Containers & Packaging – 1.8%
180,313 International Paper Co. 8,366,523
Electric Utilities – 4.0%
47,518 Entergy Corp. 4,428,202
53,806 Exelon Corp. 2,421,808
12,446 NRG Energy, Inc. 2,015,630
202,774 PG&E Corp. 3,057,832
163,879 PPL Corp. 6,089,744
18,013,216
Electrical Equipment – 5.3%
57,902 AMETEK, Inc. 10,885,576
31,055 Rockwell Automation, Inc. 10,854,654
14,211 Vertiv Holdings Co., Class A 2,143,872
23,884,102
Electronic Equipment, Instruments & Components – 2.1%
12,672 Jabil, Inc. 2,751,978
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
290,672 Mirion Technologies, Inc.* $ 6,761,031
9,513,009
Entertainment – 2.0%
20,580 Live Nation Entertainment, Inc.* 3,362,772
29,019 TKO Group Holdings, Inc. 5,860,677
9,223,449
Financial Services – 3.2%
98,769 Corebridge Financial, Inc. 3,165,547
102,337 Fidelity National Information
Services, Inc. 6,748,102
45,298 Global Payments, Inc. 3,763,358
19,356 Klarna Group PLC (United
Kingdom)* 709,397
14,386,404
Ground Transportation – 0.7%
10,208 Saia, Inc.* 3,055,867
Health Care Providers & Services – 3.1%
22,277 Cencora, Inc. 6,962,231
11,909 Humana, Inc. 3,098,365
20,349 Quest Diagnostics, Inc. 3,878,112
13,938,708
Health Care REITs – 0.6%
37,645 Ventas, Inc. REIT 2,634,774
Hotels, Restaurants & Leisure – 1.2%
31,364 Boyd Gaming Corp. 2,711,418
7,931 Royal Caribbean Cruises Ltd. 2,566,313
5,277,731
Household Durables – 2.1%
54,926 D.R. Horton, Inc. 9,308,309
Industrial REITs – 0.4%
158,112 Americold Realty Trust, Inc.
REIT 1,935,291
Insurance – 5.4%
34,343 American Financial Group, Inc. 5,004,462
28,371 Arch Capital Group Ltd. 2,574,101
47,075 Brown & Brown, Inc. 4,415,164
26,817 Globe Life, Inc. 3,834,027
50,089 Prudential Financial, Inc. 5,196,233
42,967 Unum Group 3,341,973
24,365,960
Life Sciences Tools & Services – 2.3%
51,696 Agilent Technologies, Inc. 6,635,182
3,071 Mettler-Toledo International,
Inc.* 3,769,990
10,405,172
Machinery – 3.3%
14,335 IDEX Corp. 2,333,164
56,682 Ingersoll Rand, Inc. 4,683,067
18,005 ITT, Inc. 3,218,574
66,482 Stanley Black & Decker, Inc. 4,941,607
15,176,412
Metals & Mining – 1.3%
41,561 Steel Dynamics, Inc. 5,794,850

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Multi-Utilities – 4.3%
77,528 CMS Energy Corp. $ 5,679,701
173,688 NiSource, Inc. 7,520,690
73,236 Public Service Enterprise Group,
Inc. 6,112,277
19,312,668
Oil, Gas & Consumable Fuels – 8.9%
169,921 BKV Corp. (Thailand)* 3,930,273
20,335 Cheniere Energy, Inc. 4,778,318
26,986 Diamondback Energy, Inc. 3,861,697
39,677 DT Midstream, Inc. 4,485,882
76,498 Expand Energy Corp. 8,127,147
46,210 Kinetik Holdings, Inc. 1,975,015
20,928 Marathon Petroleum Corp. 4,033,663
239,163 Permian Resources Corp. 3,061,286
46,438 Phillips 66 6,316,497
40,569,778
Passenger Airlines – 1.8%
86,730 United Airlines Holdings, Inc.* 8,369,445
Pharmaceuticals – 0.5%
61,834 Royalty Pharma PLC, Class A 2,181,504
Real Estate Management & Development – 0.6%
17,208 CBRE Group, Inc., Class A* 2,711,292
Residential REITs – 2.8%
131,001 American Homes 4 Rent, Class
A REIT 4,355,783
28,820 AvalonBay Communities, Inc.
REIT 5,567,159
24,014 Camden Property Trust REIT 2,564,215
12,487,157
Semiconductors & Semiconductor Equipment – 2.8%
66,540 Marvell Technology, Inc. 5,594,018
64,517 Microchip Technology, Inc. 4,143,282
21,854 Teradyne, Inc. 3,007,984
12,745,284
Software – 1.1%
65,921 Dynatrace, Inc.* 3,193,872
71,422 Netskope, Inc., Class A* 1,623,422
4,817,294
Specialized REITs – 3.3%
31,501 Digital Realty Trust, Inc. REIT 5,445,893
30,015 Extra Space Storage, Inc. REIT 4,230,314
165,460 VICI Properties, Inc. REIT 5,395,651
15,071,858
Specialty Retail – 2.7%
744 AutoZone, Inc.* 3,191,938
60,530 Ross Stores, Inc. 9,224,167
12,416,105
Technology Hardware, Storage & Peripherals – 3.3%
260,739 Hewlett Packard Enterprise Co. 6,403,750
72,500 Western Digital Corp. 8,704,350
15,108,100
Textiles, Apparel & Luxury Goods – 1.2%
48,140 Tapestry, Inc. 5,450,411
Shares Description Value
Common Stocks – (continued)
Trading Companies & Distributors – 3.5%
145,889 Fastenal Co. $ 7,154,397
9,005 United Rentals, Inc. 8,596,713
15,751,110
TOTAL COMMON STOCKS
(Cost $366,309,224)
449,296,278
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,120,758 4.042% 3,120,758
(Cost $3,120,758)
TOTAL INVESTMENTS – 99.9%
(Cost $369,429,982)
$ 452,417,036
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
658,322
NET ASSETS – 100.0%
$ 453,075,358
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 98.0%
Aerospace & Defense – 1.3%
23,215 Archer Aviation, Inc., Class A* $ 222,400
10,340 Mercury Systems, Inc.* 800,316
5,943 Moog, Inc., Class A 1,234,183
2,256,899
Automobile Components – 1.3%
24,442 Adient PLC* 588,563
16,752 American Axle & Manufacturing
Holdings, Inc.* 100,680
1,120 Gentherm, Inc.* 38,147
2,650 LCI Industries 246,848
5,326 Motorcar Parts of America, Inc.* 88,092
15,289 Phinia, Inc. 878,812
85,010 Solid Power, Inc.* 294,985
2,236,127
Banks – 8.7%
2,281 Amerant Bancorp, Inc. 43,955
10,867 Ameris Bancorp 796,660
28,069 Associated Banc-Corp. 721,654
3,077 BancFirst Corp. 389,087
3,699 Bank of Hawaii Corp. 242,802
2,395 Blue Foundry Bancorp* 21,771
450 Business First Bancshares, Inc. 10,624
74,435 Capitol Federal Financial, Inc. 472,662
3,166 Central Pacific Financial Corp. 96,056
1,157 Chemung Financial Corp. 60,766
5,216 Community Trust Bancorp, Inc. 291,835
19,118 Dime Community Bancshares,
Inc. 570,290
5,989 FB Financial Corp. 333,827
500 Fidelity D&D Bancorp, Inc. 21,915
584 First Bancorp, Inc. (The) 15,336
17,188 First Financial Bancorp 433,997
15,126 First Financial Bankshares, Inc. 508,990
2,862 First Internet Bancorp 64,195
10,678 First Merchants Corp. 402,561
935 Flushing Financial Corp. 12,912
3,391 Fulton Financial Corp. 63,174
407 Glacier Bancorp, Inc. 19,809
12,922 Hancock Whitney Corp. 809,046
13,961 Hanmi Financial Corp. 344,697
1,621 Home Bancorp, Inc. 88,061
3,269 HomeTrust Bancshares, Inc. 133,833
9,722 International Bancshares Corp. 668,387
7,569 Live Oak Bancshares, Inc. 266,580
2,818 Northeast Community Bancorp,
Inc. 57,966
8,676 Northrim BanCorp, Inc. 187,922
5,385 Origin Bancorp, Inc. 185,890
1,011 Park National Corp. 164,318
15,407 Provident Financial Services, Inc. 297,047
6,597 Red River Bancshares, Inc. 427,618
796 Republic Bancorp, Inc., Class A 57,511
1,218 Seacoast Banking Corp. of
Florida 37,064
8,902 ServisFirst Bancshares, Inc. 716,878
1,303 Sierra Bancorp 37,670
773 SmartFinancial, Inc. 27,619
595 Sound Financial Bancorp, Inc. 27,406
5,807 Southern First Bancshares, Inc.* 256,205
Shares Description Value
Common Stocks – (continued)
Banks – (continued)
11,306 Southside Bancshares, Inc. $ 319,394
8,874 Texas Capital Bancshares, Inc.* 750,119
4,862 TriCo Bancshares 215,921
14,002 TrustCo Bank Corp. 508,273
8,518 Trustmark Corp. 337,313
4,749 UMB Financial Corp. 562,044
21,919 United Community Banks, Inc. 687,161
881 Univest Financial Corp. 26,448
15,372 Washington Trust Bancorp, Inc. 444,251
19,195 WesBanco, Inc. 612,896
3,496 Westamerica BanCorp 174,765
15,025,181
Biotechnology – 6.2%
25,333 ACADIA Pharmaceuticals, Inc.* 540,606
1,878 Akero Therapeutics, Inc.* 89,167
84,319 Amicus Therapeutics, Inc.* 664,434
106,286 Annexon, Inc.* 324,172
772 Arcellx, Inc.* 63,381
5,667 Arcturus Therapeutics Holdings,
Inc.* 104,443
4,670 Arcus Biosciences, Inc.* 63,512
4,767 Arcutis Biotherapeutics, Inc.* 89,858
19,038 Ardelyx, Inc.* 104,899
6,954 Astria Therapeutics, Inc.* 50,625
3,196 Aurinia Pharmaceuticals, Inc.
(Canada)* 35,316
6,546 Avidity Biosciences, Inc.* 285,209
22,217 BioCryst Pharmaceuticals, Inc.* 168,627
10,733 Celldex Therapeutics, Inc.* 277,663
13,217 Cogent Biosciences, Inc.* 189,796
3,666 CRISPR Therapeutics AG
(Switzerland)* 237,594
14,464 Cullinan Therapeutics, Inc.* 85,772
1,420 Cytokinetics, Inc.* 78,043
54,922 Denali Therapeutics, Inc.* 797,467
9,376 Design Therapeutics, Inc.* 70,601
24,705 Dyne Therapeutics, Inc.* 312,518
2,320 Enanta Pharmaceuticals, Inc.* 27,770
3,593 Entrada Therapeutics, Inc.* 20,839
113,427 Erasca, Inc.* 247,271
15,795 Heron Therapeutics, Inc.* 19,902
15,379 ImmunityBio, Inc.*
(a)
37,832
15,692 Immunovant, Inc.* 252,955
2,192 Janux Therapeutics, Inc.* 53,573
27,277 Keros Therapeutics, Inc.* 431,522
3,280 Kodiak Sciences, Inc.* 53,694
1,065 Krystal Biotech, Inc.* 188,004
8,621 Kymera Therapeutics, Inc.* 487,949
32,982 Larimar Therapeutics, Inc.* 106,532
7,527 Lexeo Therapeutics, Inc.* 49,979
1,418 Madrigal Pharmaceuticals, Inc.* 650,380
2,956 MeiraGTx Holdings PLC* 24,328
24,812 Myriad Genetics, Inc.* 179,391
7,434 Nurix Therapeutics, Inc.* 68,690
3,527 Nuvalent, Inc., Class A* 305,015
10,495 Olema Pharmaceuticals, Inc.* 102,746
5,889 Praxis Precision Medicines, Inc.* 312,117
3,007 Recursion Pharmaceuticals, Inc.,
Class A*
(a)
14,674

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
26,324 Relay Therapeutics, Inc.* $ 137,411
2,070 Rhythm Pharmaceuticals, Inc.* 209,049
14,393 Rigel Pharmaceuticals, Inc.* 407,754
8,528 Solid Biosciences, Inc.* 52,618
3,960 Spyre Therapeutics, Inc.* 66,370
15,628 TG Therapeutics, Inc.* 564,562
1,521 Travere Therapeutics, Inc.* 36,352
12,703 Twist Bioscience Corp.* 357,462
21,322 Veracyte, Inc.* 731,984
10,832,428
Broadline Retail – 0.0%
1,477 Kohl's Corp. 22,701
Building Products – 0.7%
12,606 Griffon Corp. 959,947
2,495 Tecnoglass, Inc. 166,940
1,126,887
Capital Markets – 1.7%
38,210 BGC Group, Inc., Class A 361,467
27,707 DigitalBridge Group, Inc. 324,172
1,948 Perella Weinberg Partners 41,531
2,419 Piper Sandler Cos. 839,369
15,362 Victory Capital Holdings, Inc.,
Class A 994,843
27,887 WisdomTree, Inc. 387,629
2,949,011
Chemicals – 1.3%
25,178 Aspen Aerogels, Inc.* 175,239
8,899 Avient Corp. 293,222
965 Hawkins, Inc. 176,325
11,040 Innospec, Inc. 851,846
5,476 Minerals Technologies, Inc. 340,169
2,863 Orion SA (Germany) 21,702
13,046 PureCycle Technologies, Inc.* 171,555
2,533 Stepan Co. 120,824
2,150,882
Commercial Services & Supplies – 1.6%
1,249 BrightView Holdings, Inc.* 16,736
13,805 Deluxe Corp. 267,265
28,843 Healthcare Services Group, Inc.* 485,428
20,236 HNI Corp. 948,056
3,379 Interface, Inc. 97,788
387 Liquidity Services, Inc.* 10,615
28,471 Montrose Environmental Group,
Inc.* 781,814
627 OPENLANE, Inc.* 18,045
7,428 Perma-Fix Environmental
Services, Inc.* 75,023
2,885 Pitney Bowes, Inc. 32,918
2,733,688
Communications Equipment – 0.6%
7,455 Applied Optoelectronics, Inc.* 193,308
37,230 CommScope Holding Co., Inc.* 576,320
4,186 Harmonic, Inc.* 42,614
5,105 NETGEAR, Inc.* 165,351
977,593
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – 2.8%
719 Arcosa, Inc. $ 67,377
2,236 Argan, Inc. 603,832
8,513 Centuri Holdings, Inc.* 180,220
2,201 Dycom Industries, Inc.* 642,164
326 IES Holdings, Inc.* 129,634
383 Limbach Holdings, Inc.* 37,197
15,465 Matrix Service Co.* 202,282
3,066 MYR Group, Inc.* 637,820
10,045 Primoris Services Corp. 1,379,480
15,005 Tutor Perini Corp.* 984,178
4,864,184
Construction Materials – 0.7%
2,057 Knife River Corp.* 158,122
8,082 United States Lime & Minerals,
Inc. 1,063,187
1,221,309
Consumer Finance – 1.6%
1,345 Dave, Inc.* 268,126
14,602 Encore Capital Group, Inc.* 609,488
2,098 Enova International, Inc.* 241,459
744 LendingTree, Inc.* 48,159
8,348 Medallion Financial Corp. 84,315
29,631 OppFi, Inc. 335,719
5,690 PROG Holdings, Inc. 184,128
11,592 Regional Management Corp. 451,624
6,787 Upstart Holdings, Inc.* 344,780
629 World Acceptance Corp.* 106,389
2,674,187
Consumer Staples Distribution & Retail – 0.5%
11,894 Chefs' Warehouse, Inc. (The)* 693,777
12,455 Grocery Outlet Holding Corp.* 199,903
893,680
Distributors – 0.0%
1,051 GigaCloud Technology, Inc.,
Class A (Hong Kong)* 29,848
1,065 Weyco Group, Inc. 32,046
61,894
Diversified Consumer Services – 2.5%
65,976 Coursera, Inc.* 772,579
81,245 European Wax Center, Inc., Class
A* 324,168
6,173 Frontdoor, Inc.* 415,381
724 Graham Holdings Co., Class B 852,373
32,618 Laureate Education, Inc.* 1,028,772
1,852 Perdoceo Education Corp. 69,746
3,262 Stride, Inc.* 485,842
7,423 Udemy, Inc.* 52,035
12,053 Universal Technical Institute,
Inc.* 392,325
4,393,221
Diversified REITs – 1.0%
10,120 Alexander & Baldwin, Inc. REIT 184,083
2,577 Alpine Income Property Trust,
Inc. REIT 36,516
14,614 American Assets Trust, Inc.
REIT 296,956

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Diversified REITs – (continued)
27,137 Armada Hoffler Properties, Inc.
REIT $ 190,230
58,634 Broadstone Net Lease, Inc. REIT 1,047,790
1,755,575
Diversified Telecommunication Services – 0.4%
4,722 ATN International, Inc. 70,688
20,409 Bandwidth, Inc., Class A* 340,218
3,146 Globalstar, Inc.* 114,483
334 IDT Corp., Class B 17,472
13,225 Shenandoah Telecommunications
Co. 177,479
720,340
Electric Utilities – 0.4%
2,428 Genie Energy Ltd., Class B 36,298
5,871 Oklo, Inc.* 655,380
691,678
Electrical Equipment – 2.5%
13,559 American Superconductor
Corp.* 805,269
6,596 Array Technologies, Inc.* 53,757
10,565 Bloom Energy Corp., Class A* 893,482
1,691 Enovix Corp.* 16,859
6,971 Eos Energy Enterprises, Inc.*
(a)
79,400
11,839 NEXTracker, Inc., Class A* 875,968
5,786 NuScale Power Corp.*
(a)
208,296
32,242 Plug Power, Inc.*
(a)
75,124
1,301 Powell Industries, Inc. 396,558
21,145 Sunrun, Inc.* 365,597
7,709 Thermon Group Holdings, Inc.* 205,984
7,178 Vicor Corp.* 356,890
4,333,184
Electronic Equipment, Instruments & Components – 3.3%
1,139 Advanced Energy Industries, Inc. 193,789
1,128 CTS Corp. 45,052
3,025 Fabrinet (Thailand)* 1,102,976
45,146 Knowles Corp.* 1,052,353
216 OSI Systems, Inc.* 53,836
1,516 Ouster, Inc.* 41,008
4,381 Richardson Electronics Ltd. 42,890
10,791 Sanmina Corp.* 1,242,152
19,687 TTM Technologies, Inc.* 1,133,971
53,466 Vishay Intertechnology, Inc. 818,030
5,726,057
Energy Equipment & Services – 1.8%
167,995 Borr Drilling Ltd. (Mexico)* 451,907
25,174 Expro Group Holdings NV* 299,067
30,280 Helix Energy Solutions Group,
Inc.* 198,637
3,011 Natural Gas Services Group, Inc. 84,278
12,512 Noble Corp. PLC 353,839
38,170 Oceaneering International, Inc.* 945,853
3,186 Oil States International, Inc.* 19,307
23,265 Seadrill Ltd. (Norway)* 702,836
8,810 TETRA Technologies, Inc.* 50,657
21,970 Transocean Ltd.* 68,546
3,174,927
Shares Description Value
Common Stocks – (continued)
Entertainment – 0.6%
38,037 AMC Entertainment Holdings,
Inc., Class A* $ 110,307
6,730 Cinemark Holdings, Inc. 188,575
12,894 Madison Square Garden
Entertainment Corp.* 583,325
45,404 Playtika Holding Corp. 176,622
1,917 Starz Entertainment Corp.* 28,237
1,087,066
Financial Services – 2.1%
2,904 Alerus Financial Corp. 64,295
23,931 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 1,100,108
2,948 Jackson Financial, Inc., Class A 298,426
50,236 Marqeta, Inc., Class A* 265,246
19,171 NCR Atleos Corp.* 753,612
15,032 Payoneer Global, Inc.* 90,944
11,875 Remitly Global, Inc.* 193,562
770 Sezzle, Inc.* 61,238
1,885 SWK Holdings Corp. 27,427
2,784 Velocity Financial, Inc.* 50,502
5,603 Walker & Dunlop, Inc. 468,523
3,373,883
Food Products – 0.6%
37,970 BRC, Inc., Class A* 59,233
10,191 Cal-Maine Foods, Inc. 958,973
1,018,206
Gas Utilities – 0.5%
3,188 New Jersey Resources Corp. 153,502
9,663 ONE Gas, Inc. 782,123
935,625
Ground Transportation – 0.1%
52,262 FTAI Infrastructure, Inc. 227,862
Health Care Equipment & Supplies – 2.9%
20,197 Accuray, Inc.* 33,729
20,153 AtriCure, Inc.* 710,393
106,048 Cerus Corp.* 168,616
6,074 Delcath Systems, Inc.* 65,295
12,841 Embecta Corp. 181,187
5,758 Glaukos Corp.* 469,565
5,514 Haemonetics Corp.* 268,752
30,019 Inogen, Inc.* 245,255
7,817 Integer Holdings Corp.* 807,731
8,246 iRadimed Corp. 586,785
2,053 iRhythm Technologies, Inc.* 353,095
832 LeMaitre Vascular, Inc. 72,808
7,810 PROCEPT BioRobotics Corp.* 278,739
839 Pro-Dex, Inc.* 28,400
10,864 Pulmonx Corp.* 17,600
6,548 QuidelOrtho Corp.* 192,839
5,976 SI-BONE, Inc.* 87,967
4,214 TransMedics Group, Inc.* 472,811
7,004 Varex Imaging Corp.* 86,850
5,128,417
Health Care Providers & Services – 2.7%
313 Addus HomeCare Corp.* 36,931

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
24,083 agilon health, Inc.* $ 24,806
20,121 Ardent Health, Inc.* 266,603
9,129 Aveanna Healthcare Holdings,
Inc.* 80,974
1,963 CorVel Corp.* 151,975
26,417 Enhabit, Inc.* 211,600
2,566 GeneDx Holdings Corp.* 276,461
7,859 Guardant Health, Inc.* 491,030
8,503 HealthEquity, Inc.* 805,829
12,776 Hims & Hers Health, Inc.* 724,655
6,133 Joint Corp. (The)* 58,509
30,958 LifeStance Health Group, Inc.* 170,269
24,096 Nano-X Imaging Ltd. (Israel)*
(a)
89,155
164 Nutex Health, Inc.* 16,944
13,669 Pennant Group, Inc. (The)* 344,732
15,555 Privia Health Group, Inc.* 387,320
64,231 Viemed Healthcare, Inc.* 436,129
4,573,922
Health Care REITs – 0.1%
742 Community Healthcare Trust,
Inc. REIT 11,353
5,603 Global Medical REIT, Inc. REIT 188,877
200,230
Health Care Technology – 0.6%
13,268 OptimizeRx Corp.* 271,994
10,546 Phreesia, Inc.* 248,042
11,353 Waystar Holding Corp.* 430,506
950,542
Hotel & Resort REITs – 1.6%
81,463 Apple Hospitality REIT, Inc.
REIT 978,371
8,367 Braemar Hotels & Resorts, Inc.
REIT 22,842
49,182 Chatham Lodging Trust REIT 330,011
90,152 RLJ Lodging Trust REIT 649,094
30,106 Service Properties Trust REIT 81,587
1,987 Summit Hotel Properties, Inc.
REIT 10,909
50,076 Xenia Hotels & Resorts, Inc.
REIT 687,043
2,759,857
Hotels, Restaurants & Leisure – 1.6%
61,893 Brightstar Lottery PLC
(a)
1,067,654
1,895 Brinker International, Inc.* 240,058
1,111 Hilton Grand Vacations, Inc.* 46,451
8,636 Lindblad Expeditions Holdings,
Inc.* 110,541
3,276 RCI Hospitality Holdings, Inc. 99,951
17,582 Red Rock Resorts, Inc., Class A 1,073,557
1,681 Shake Shack, Inc., Class A* 157,358
1,154 Super Group SGHC Ltd.
(Guernsey) 15,233
2,810,803
Household Durables – 1.1%
3,191 Century Communities, Inc. 202,214
14,550 Ethan Allen Interiors, Inc. 428,643
2,077 Green Brick Partners, Inc.* 153,407
Shares Description Value
Common Stocks – (continued)
Household Durables – (continued)
4,746 LGI Homes, Inc.* $ 245,416
11,440 Meritage Homes Corp. 828,599
1,858,279
Household Products – 0.6%
38,110 Energizer Holdings, Inc. 948,558
Independent Power and Renewable Electricity Producers – 0.6%
11,132 Ormat Technologies, Inc. 1,071,455
Industrial REITs – 0.6%
112,294 LXP Industrial Trust REIT 1,006,154
Insurance – 1.9%
10,067 Ambac Financial Group, Inc.* 83,959
15,317 AMERISAFE, Inc. 671,497
1,805 Bowhead Specialty Holdings,
Inc.* 48,807
1,300 HCI Group, Inc. 249,509
4,911 Lemonade, Inc.* 262,886
19,869 Oscar Health, Inc., Class A* 376,120
4,282 Selective Insurance Group, Inc. 347,142
13,099 Stewart Information Services
Corp. 960,419
12,931 Universal Insurance Holdings,
Inc. 340,085
3,340,424
Interactive Media & Services – 0.3%
11,319 Grindr, Inc. (Singapore)* 170,011
26,204 QuinStreet, Inc.* 405,376
575,387
IT Services – 0.5%
10,283 Applied Digital Corp.* 235,892
6,755 BigBear.ai Holdings, Inc.*
(a)
44,043
10,669 DigitalOcean Holdings, Inc.* 364,453
38,705 Fastly, Inc., Class A* 330,928
4,557 TSS, Inc.*
(a)
82,527
1,057,843
Leisure Products – 1.0%
5,394 JAKKS Pacific, Inc. 101,030
21,081 MasterCraft Boat Holdings, Inc.* 452,398
105,595 Peloton Interactive, Inc., Class
A* 950,355
17,755 Smith & Wesson Brands, Inc. 174,532
1,678,315
Life Sciences Tools & Services – 1.1%
41,436 10X Genomics, Inc., Class A* 484,387
58,386 Adaptive Biotechnologies Corp.* 873,454
77,723 Cytek Biosciences, Inc.* 269,699
1,854 Mesa Laboratories, Inc. 124,237
3,515 Niagen Bioscience, Inc.* 32,795
1,784,572
Machinery – 2.9%
297 Astec Industries, Inc. 14,295
11,807 Atmus Filtration Technologies,
Inc. 532,377
2,290 Chart Industries, Inc.* 458,343
1,760 Eastern Co. (The) 41,290
2,596 ESCO Technologies, Inc. 548,042

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Machinery – (continued)
6,953 Federal Signal Corp. $ 827,337
6,430 Gencor Industries, Inc.* 94,071
1,192 Gorman-Rupp Co. (The) 55,321
8,058 Helios Technologies, Inc. 420,063
4,597 Hillenbrand, Inc. 124,303
8,861 Kennametal, Inc. 185,461
11,750 Microvast Holdings, Inc.*
(a)
45,237
11,571 Miller Industries, Inc. 467,700
2,618 Omega Flex, Inc. 81,642
833 Park-Ohio Holdings Corp. 17,693
3,347 Proto Labs, Inc.* 167,450
14,428 REV Group, Inc. 817,635
888 SPX Technologies, Inc.* 165,861
1,213 Worthington Enterprises, Inc. 67,310
5,131,431
Marine Transportation – 0.5%
26,828 Costamare, Inc. (Monaco) 319,522
1,088 Matson, Inc. 107,266
7,634 Pangaea Logistics Solutions Ltd. 38,781
106,017 Safe Bulkers, Inc. (Monaco) 470,715
936,284
Media – 0.7%
9,668 AMC Networks, Inc., Class A* 79,665
3,742 Cable One, Inc. 662,521
50,042 Entravision Communications
Corp., Class A 116,598
27,024 Gannett Co., Inc.* 111,609
28,272 Gray Media, Inc. 163,412
1,133,805
Metals & Mining – 1.9%
43,958 Coeur Mining, Inc.* 824,652
12,906 Critical Metals Corp. (Austria)*
(a)
80,275
132,282 Hecla Mining Co. 1,600,612
14,696 Ivanhoe Electric, Inc.* 184,435
6,472 Novagold Resources, Inc.
(Canada)* 56,954
5,356 Olympic Steel, Inc. 163,090
8,834 Worthington Steel, Inc. 268,465
3,178,483
Mortgage Real Estate Investment Trusts (REITs) – 0.6%
26,320 BrightSpire Capital, Inc. REIT 142,917
3,807 Invesco Mortgage Capital, Inc.
REIT 28,781
1,659 Ladder Capital Corp. REIT 18,100
20,360 Nexpoint Real Estate Finance,
Inc. REIT 288,705
18,412 Orchid Island Capital, Inc. REIT 129,068
54,338 TPG RE Finance Trust, Inc.
REIT 465,133
1,072,704
Multi-Utilities – 0.7%
18,112 Black Hills Corp. 1,115,518
Office REITs – 0.1%
19,212 Empire State Realty Trust, Inc.,
Class A REIT 147,164
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.0%
475 Centrus Energy Corp., Class A* $ 147,283
31,638 Clean Energy Fuels Corp.* 81,626
12,715 Crescent Energy Co., Class A 113,418
42,476 DHT Holdings, Inc. 507,588
19,888 Diversified Energy Co. PLC 278,631
7,885 Energy Fuels, Inc.* 121,035
17,170 Golar LNG Ltd. (Cameroon) 693,840
36,330 Magnolia Oil & Gas Corp.,
Class A 867,197
154,744 Nordic American Tankers Ltd. 485,896
2,155 PBF Energy, Inc., Class A 65,016
7,796 Peabody Energy Corp. 206,750
2,078 REX American Resources Corp.* 63,629
4,779 Sable Offshore Corp.* 83,441
3,840 Scorpio Tankers, Inc. (Monaco) 215,232
57,974 SFL Corp. Ltd. (Norway) 436,544
938 SM Energy Co. 23,422
53,256 Uranium Energy Corp.* 710,435
5,100,983
Passenger Airlines – 1.3%
5,463 Allegiant Travel Co.* 331,987
142,583 JetBlue Airways Corp.* 701,508
10,631 Joby Aviation, Inc.* 171,584
10,902 SkyWest, Inc.* 1,096,959
989 Sun Country Airlines Holdings,
Inc.* 11,680
2,313,718
Personal Care Products – 0.2%
36,597 Herbalife Ltd.* 308,879
Pharmaceuticals – 2.2%
67,875 Aclaris Therapeutics, Inc.* 128,963
5,765 Alumis, Inc.* 23,002
60,207 Amneal Pharmaceuticals, Inc.* 602,672
4,485 ANI Pharmaceuticals, Inc.* 410,826
10,022 Atea Pharmaceuticals, Inc.* 29,064
1,931 Axsome Therapeutics, Inc.* 234,520
9,081 Collegium Pharmaceutical, Inc.* 317,744
4,015 Edgewise Therapeutics, Inc.* 65,123
5,921 EyePoint Pharmaceuticals, Inc.* 84,315
2,431 Harmony Biosciences Holdings,
Inc.* 66,999
583 Ligand Pharmaceuticals, Inc.* 103,273
5,173 Prestige Consumer Healthcare,
Inc.* 322,795
1,286 Septerna, Inc.*
(a)
24,190
19,306 SIGA Technologies, Inc. 176,650
21,908 Supernus Pharmaceuticals, Inc.* 1,046,983
14,128 Third Harmonic Bio, Inc.*
(b)
—
3,637,119
Professional Services – 2.1%
182,662 Alight, Inc., Class A 595,478
679 ICF International, Inc. 63,011
6,191 Innodata, Inc.*
(a)
477,141
26,885 Planet Labs PBC* 348,967
38,449 Upwork, Inc.* 713,998
44,698 Verra Mobility Corp.* 1,104,040

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Professional Services – (continued)
3,464 Willdan Group, Inc.* $ 334,934
3,637,569
Real Estate Management & Development – 0.9%
43,934 Compass, Inc., Class A* 352,790
27,524 Douglas Elliman, Inc.* 78,719
8,500 Forestar Group, Inc.* 226,015
15,528 FRP Holdings, Inc.* 378,262
37,820 Kennedy-Wilson Holdings, Inc. 314,662
5,389 St Joe Co. (The) 266,648
1,617,096
Residential REITs – 0.5%
20,060 NexPoint Residential Trust, Inc.
REIT 646,333
10,565 Veris Residential, Inc. REIT 160,588
806,921
Retail REITs – 1.8%
16,662 CBL & Associates Properties,
Inc. REIT 509,524
5,097 FrontView REIT, Inc. REIT 69,880
25,012 Kite Realty Group Trust REIT 557,768
5,516 Macerich Co. (The) REIT 100,391
22,649 Phillips Edison & Co., Inc. REIT 777,540
4,097 Tanger, Inc. REIT 138,643
42,234 Urban Edge Properties REIT 864,530
19,966 Whitestone REIT 245,182
3,263,458
Semiconductors & Semiconductor Equipment – 3.9%
6,886 ACM Research, Inc., Class A* 269,449
2,409 Alpha & Omega Semiconductor
Ltd.* 67,356
7,980 Ambarella, Inc.* 658,510
9,527 Credo Technology Group
Holding Ltd.* 1,387,227
12,716 Diodes, Inc.* 676,618
532 Impinj, Inc.* 96,159
46,155 MaxLinear, Inc.* 742,172
16,780 Rigetti Computing, Inc.* 499,876
11,153 Semtech Corp.* 796,882
7,946 Silicon Laboratories, Inc.* 1,041,959
1,714 SiTime Corp.* 516,445
1,457 Ultra Clean Holdings, Inc.* 39,703
6,792,356
Software – 4.9%
811 AvePoint, Inc.* 12,173
6,500 BlackLine, Inc.* 345,150
9,238 C3.ai, Inc., Class A*
(a)
160,187
4,187 Cerence, Inc.* 52,170
23,653 Cleanspark, Inc.* 342,968
7,605 Commvault Systems, Inc.* 1,435,672
7,357 Consensus Cloud Solutions, Inc.* 216,075
16,887 D-Wave Quantum, Inc.
(Canada)* 417,278
7,425 Hut 8 Corp. (Canada)* 258,464
3,307 Intapp, Inc.* 135,256
1,694 InterDigital, Inc. 584,820
26,806 MARA Holdings, Inc.* 489,478
1,586 Ooma, Inc.* 19,016
Shares Description Value
Common Stocks – (continued)
Software – (continued)
3,110 Pagaya Technologies Ltd., Class
A* $ 92,336
18,893 Porch Group, Inc.* 317,025
2,329 Q2 Holdings, Inc.* 168,596
4,768 Red Violet, Inc. 249,128
16,453 Riot Platforms, Inc.* 313,101
17,358 SoundHound AI, Inc., Class A*
(a)
279,117
1,537 SoundThinking, Inc.* 18,536
23,872 Terawulf, Inc.* 272,618
17,766 Varonis Systems, Inc.* 1,021,012
13,823 Vertex, Inc., Class A* 342,672
47,761 Zeta Global Holdings Corp.,
Class A* 949,011
8,491,859
Specialty Retail – 3.8%
1,465 Abercrombie & Fitch Co., Class
A* 125,331
64,795 American Eagle Outfitters, Inc. 1,108,642
4,587 Boot Barn Holdings, Inc.* 760,158
4,656 Buckle, Inc. (The) 273,121
3,619 Camping World Holdings, Inc.,
Class A 57,144
4,695 Citi Trends, Inc.* 145,686
18,825 Haverty Furniture Cos., Inc. 412,832
25,431 Revolve Group, Inc.* 541,680
11,756 Shoe Carnival, Inc. 244,407
12,399 Sonic Automotive, Inc., Class A 943,440
27,099 Stitch Fix, Inc., Class A* 117,881
21,098 Victoria's Secret & Co.* 572,600
23,389 Warby Parker, Inc., Class A* 645,069
250 Winmark Corp. 124,442
18,751 Zumiez, Inc.* 367,707
6,440,140
Technology Hardware, Storage & Peripherals – 0.9%
10,901 Corsair Gaming, Inc.* 97,237
20,626 IonQ, Inc.* 1,268,499
4,129 Quantum Computing, Inc.*
(a)
76,015
3,896 Turtle Beach Corp.* 61,946
28,168 Xerox Holdings Corp. 105,912
1,609,609
Textiles, Apparel & Luxury Goods – 1.6%
6,896 G-III Apparel Group Ltd.* 183,503
16,690 Kontoor Brands, Inc. 1,331,361
25,069 Movado Group, Inc. 475,559
5,588 Oxford Industries, Inc. 226,537
15,571 Steven Madden Ltd. 521,317
2,738,277
Trading Companies & Distributors – 0.9%
57,496 DNOW, Inc.* 876,814
3,003 DXP Enterprises, Inc.* 357,567
3,261 Rush Enterprises, Inc., Class A 174,366
2,997 Xometry, Inc., Class A* 163,247
1,571,994
Water Utilities – 0.4%
5,429 American States Water Co. 398,054
710 Consolidated Water Co. Ltd. 25,049
1,234 Global Water Resources, Inc. 12,710

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Water Utilities – (continued)
5,672 Middlesex Water Co. $ 306,969
742,782
Wireless Telecommunication Services – 0.2%
7,219 Spok Holdings, Inc. 124,528
3,809 Telephone and Data Systems,
Inc. 149,465
273,993
TOTAL COMMON STOCKS
(Cost $144,642,939)
169,271,175
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,087,265 4.042% 1,087,265
(Cost $1,087,265)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $145,730,204)
170,358,440
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.5%
(c)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
2,667,584 4.042% $ 2,667,584
(Cost $2,667,584)
TOTAL INVESTMENTS – 100.1%
(Cost $148,397,788)
$ 173,026,024
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(185,267)
NET ASSETS – 100.0%
$ 172,840,757
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At September 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 26 12/19/25 $ 3,192,150 $ 29,683

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.5%
Aerospace & Defense – 1.5%
23,575 General Electric Co. $ 7,091,831
Automobiles – 2.3%
23,886 Tesla, Inc.* 10,622,582
Banks – 1.8%
72,374 Bank of America Corp. 3,733,775
14,773 JPMorgan Chase & Co. 4,659,847
8,393,622
Biotechnology – 3.1%
36,812 AbbVie, Inc. 8,523,451
7,990 Alnylam Pharmaceuticals, Inc.* 3,643,440
3,404 Argenx SE ADR (Netherlands)* 2,510,654
14,677,545
Broadline Retail – 5.1%
109,193 Amazon.com, Inc.* 23,975,507
Capital Markets – 0.4%
3,836 S&P Global, Inc. 1,867,019
Chemicals – 0.9%
12,404 Sherwin-Williams Co. (The) 4,295,009
Commercial Services & Supplies – 0.4%
10,317 Waste Connections, Inc. 1,813,729
Construction Materials – 0.7%
5,061 Martin Marietta Materials, Inc. 3,189,847
Consumer Finance – 1.1%
23,241 Capital One Financial Corp. 4,940,572
Consumer Staples Distribution & Retail – 2.1%
10,866 Costco Wholesale Corp. 10,057,896
Electrical Equipment – 3.9%
13,052 AMETEK, Inc. 2,453,776
12,926 Eaton Corp. PLC 4,837,556
9,730 GE Vernova, Inc. 5,982,977
13,736 Rockwell Automation, Inc. 4,801,144
18,075,453
Entertainment – 4.0%
9,690 Netflix, Inc.* 11,617,535
6,444 Spotify Technology SA* 4,497,912
13,766 TKO Group Holdings, Inc. 2,780,181
18,895,628
Financial Services – 2.6%
19,065 Klarna Group PLC (United
Kingdom)* 698,732
21,020 Mastercard, Inc., Class A 11,956,386
12,655,118
Ground Transportation – 0.4%
13,149 Old Dominion Freight Line, Inc. 1,851,116
Health Care Equipment & Supplies – 1.5%
31,454 Boston Scientific Corp.* 3,070,854
8,806 Intuitive Surgical, Inc.* 3,938,307
7,009,161
Hotels, Restaurants & Leisure – 1.1%
19,799 DoorDash, Inc., Class A* 5,385,130
Shares Description Value
Common Stocks – (continued)
Household Durables – 0.3%
8,328 D.R. Horton, Inc. $ 1,411,346
Interactive Media & Services – 8.4%
30,609 Alphabet, Inc., Class A 7,441,048
42,132 Alphabet, Inc., Class C 10,261,249
29,166 Meta Platforms, Inc., Class A 21,418,927
39,121,224
IT Services – 2.0%
14,465 Cloudflare, Inc., Class A* 3,104,045
27,084 Snowflake, Inc.* 6,108,796
9,212,841
Oil, Gas & Consumable Fuels – 1.1%
22,043 Cheniere Energy, Inc. 5,179,664
Pharmaceuticals – 3.0%
28,665 AstraZeneca PLC ADR (United
Kingdom) 2,199,179
15,323 Eli Lilly & Co. 11,691,449
13,890,628
Semiconductors & Semiconductor Equipment – 21.6%
64,444 Broadcom, Inc. 21,260,720
5,621 KLA Corp. 6,062,811
58,447 Marvell Technology, Inc. 4,913,639
16,792 Micron Technology, Inc. 2,809,638
353,973 NVIDIA Corp. 66,044,282
101,091,090
Software – 19.0%
12,375 AppLovin Corp., Class A* 8,891,932
30,820 Datadog, Inc., Class A* 4,388,768
49,331 Dynatrace, Inc.* 2,390,087
5,018 HubSpot, Inc.* 2,347,420
110,742 Microsoft Corp. 57,358,819
18,380 Oracle Corp. 5,169,191
18,209 Salesforce, Inc. 4,315,533
39,183 Samsara, Inc., Class A* 1,459,567
8,757 Zscaler, Inc.* 2,624,123
88,945,440
Specialty Retail – 1.2%
9,094 Home Depot, Inc. (The) 3,684,798
13,750 Ross Stores, Inc. 2,095,362
5,780,160
Technology Hardware, Storage & Peripherals – 9.5%
175,060 Apple, Inc. 44,575,528
Textiles, Apparel & Luxury Goods – 0.5%
50,845 On Holding AG, Class A
(Switzerland)* 2,153,286
TOTAL COMMON STOCKS
(Cost $188,708,057)
466,157,972

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,792,639 4.042% $ 1,792,639
(Cost $1,792,639)
TOTAL INVESTMENTS – 99.9%
(Cost $190,500,696)
$ 467,950,611
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
270,550
NET ASSETS – 100.0%
$ 468,221,161
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.3%
Aerospace & Defense – 1.8%
922 Carpenter Technology Corp. $ 226,388
5,717 General Dynamics Corp. 1,949,497
16,091 General Electric Co. 4,840,495
272 HEICO Corp. 87,807
7,104,187
Automobile Components – 0.0%
7,121 Gentex Corp. 201,524
Automobiles – 2.3%
95,248 Ford Motor Co. 1,139,166
17,893 Tesla, Inc.* 7,957,375
9,096,541
Banks – 4.7%
127,057 Bank of America Corp. 6,554,871
74,678 Huntington Bancshares, Inc. 1,289,689
23,180 JPMorgan Chase & Co. 7,311,667
17,898 PNC Financial Services Group,
Inc. (The) 3,596,245
18,752,472
Beverages – 1.5%
68,697 Coca-Cola Co. (The) 4,555,985
67,693 Primo Brands Corp., Class A 1,496,015
6,052,000
Biotechnology – 2.8%
26,103 AbbVie, Inc. 6,043,889
27,566 BioMarin Pharmaceutical, Inc.* 1,492,974
6,030 Regeneron Pharmaceuticals, Inc. 3,390,488
10,927,351
Broadline Retail – 3.6%
63,293 Amazon.com, Inc.* 13,897,244
2,005 Ollie's Bargain Outlet Holdings,
Inc.* 257,442
14,154,686
Building Products – 0.0%
1,645 Carrier Global Corp. 98,207
Capital Markets – 1.9%
16,576 CME Group, Inc. 4,478,670
892 Coinbase Global, Inc., Class A* 301,041
1,188 Evercore, Inc., Class A 400,736
20,610 Franklin Resources, Inc. 476,709
9,320 Morgan Stanley 1,481,507
5,405 Tradeweb Markets, Inc., Class A 599,847
7,738,510
Chemicals – 2.1%
12,763 Axalta Coating Systems Ltd.* 365,277
33,091 DuPont de Nemours, Inc. 2,577,789
11,607 Linde PLC 5,513,325
8,456,391
Commercial Services & Supplies – 0.5%
5,476 Clean Harbors, Inc.* 1,271,637
17,108 Tetra Tech, Inc. 571,065
1,842,702
Communications Equipment – 0.2%
5,833 Arista Networks, Inc.* 849,926
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – 0.1%
2,515 AECOM $ 328,132
Construction Materials – 0.3%
3,344 Vulcan Materials Co. 1,028,681
Consumer Finance – 1.0%
8,390 Capital One Financial Corp. 1,783,546
31,754 Synchrony Financial 2,256,122
4,039,668
Consumer Staples Distribution & Retail – 0.1%
3,100 Sysco Corp. 255,254
Diversified Consumer Services – 1.6%
150,809 ADT, Inc. 1,313,546
30,422 Bright Horizons Family
Solutions, Inc.* 3,302,917
7,540 Grand Canyon Education, Inc.* 1,655,181
6,271,644
Diversified Telecommunication Services – 0.1%
21,812 Iridium Communications, Inc. 380,838
Electrical Equipment – 1.0%
20,332 AMETEK, Inc. 3,822,416
Electronic Equipment, Instruments & Components – 1.4%
43,387 Amphenol Corp., Class A 5,369,141
Entertainment – 1.9%
6,291 Netflix, Inc.* 7,542,406
Financial Services – 3.6%
740 Affirm Holdings, Inc.* 54,079
5,018 Berkshire Hathaway, Inc., Class
B* 2,522,749
5,869 Mastercard, Inc., Class A 3,338,346
23,730 Visa, Inc., Class A 8,100,948
1,200 WEX, Inc.* 189,036
14,205,158
Food Products – 0.6%
43,883 Tyson Foods, Inc., Class A 2,382,847
Ground Transportation – 0.7%
28,867 Uber Technologies, Inc.* 2,828,100
Health Care Equipment & Supplies – 0.8%
5,391 Abbott Laboratories 722,071
10,413 Boston Scientific Corp.* 1,016,621
3,249 Intuitive Surgical, Inc.* 1,453,050
3,191,742
Health Care Providers & Services – 1.2%
1,516 Chemed Corp. 678,774
2,458 Molina Healthcare, Inc.* 470,363
17,844 Universal Health Services, Inc.,
Class B 3,648,027
4,797,164
Health Care REITs – 1.2%
12,063 Alexandria Real Estate Equities,
Inc. REIT 1,005,330
19,495 Welltower, Inc. REIT 3,472,839
4,478,169

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Hotel & Resort REITs – 0.1%
38,476 Park Hotels & Resorts, Inc. REIT $ 426,314
Hotels, Restaurants & Leisure – 1.3%
66,410 Norwegian Cruise Line Holdings
Ltd.* 1,635,678
10,742 Royal Caribbean Cruises Ltd. 3,475,897
5,111,575
Household Durables – 0.1%
2,561 PulteGroup, Inc. 338,385
Household Products – 0.9%
23,558 Procter & Gamble Co. (The) 3,619,687
Independent Power and Renewable Electricity Producers – 0.1%
16,324 AES Corp. (The) 214,824
Industrial REITs – 0.8%
28,225 Prologis, Inc. REIT 3,232,327
Insurance – 2.3%
4,278 Erie Indemnity Co., Class A 1,361,089
14,578 Loews Corp. 1,463,485
22,182 Marsh & McLennan Cos., Inc. 4,470,338
10,439 Principal Financial Group, Inc. 865,498
9,435 Prudential Financial, Inc. 978,787
9,139,197
Interactive Media & Services – 6.8%
11,194 Alphabet, Inc., Class A 2,721,262
64,266 Alphabet, Inc., Class C 15,651,984
11,741 Meta Platforms, Inc., Class A 8,622,355
26,995,601
Machinery – 1.0%
35,788 Mueller Industries, Inc. 3,618,524
1,624 Oshkosh Corp. 210,633
3,829,157
Marine Transportation – 0.7%
32,031 Kirby Corp.* 2,672,987
Media – 0.7%
9,906 Fox Corp., Class A 624,672
2,506 New York Times Co. (The),
Class A 143,845
5,973 Nexstar Media Group, Inc. 1,181,101
8,570 Omnicom Group, Inc. 698,712
2,648,330
Metals & Mining – 1.4%
33,433 Freeport-McMoRan, Inc. 1,311,242
37,172 Southern Copper Corp. (Mexico) 4,511,194
5,822,436
Oil, Gas & Consumable Fuels – 1.8%
20,222 Antero Resources Corp.* 678,650
36,344 Chevron Corp. 5,643,860
7,305 ConocoPhillips 690,980
7,013,490
Passenger Airlines – 1.8%
26,771 Alaska Air Group, Inc.* 1,332,660
34,702 Delta Air Lines, Inc. 1,969,338
Shares Description Value
Common Stocks – (continued)
Passenger Airlines – (continued)
124,427 Southwest Airlines Co. $ 3,970,466
7,272,464
Personal Care Products – 0.1%
2,332 elf Beauty, Inc.* 308,943
Pharmaceuticals – 3.7%
17,554 Bristol-Myers Squibb Co. 791,685
8,781 Eli Lilly & Co. 6,699,903
15,475 Johnson & Johnson 2,869,375
28,828 Zoetis, Inc. 4,218,113
14,579,076
Professional Services – 1.3%
4,342 CACI International, Inc., Class
A* 2,165,703
2,078 FTI Consulting, Inc.* 335,908
26,999 Parsons Corp.* 2,238,757
5,888 SS&C Technologies Holdings,
Inc. 522,619
5,262,987
Semiconductors & Semiconductor Equipment – 13.8%
44,881 Broadcom, Inc. 14,806,691
5,080 Micron Technology, Inc. 849,986
181,851 NVIDIA Corp. 33,929,759
28,601 Texas Instruments, Inc. 5,254,862
54,841,298
Software – 11.7%
20,825 Dolby Laboratories, Inc., Class A 1,507,105
3,281 Intuit, Inc. 2,240,628
60,352 Microsoft Corp. 31,259,318
25,512 Oracle Corp. 7,174,995
9,031 Palo Alto Networks, Inc.* 1,838,892
10,516 RingCentral, Inc., Class A* 298,024
2,464 ServiceNow, Inc.* 2,267,570
46,586,532
Specialized REITs – 2.8%
5,686 Equinix, Inc. REIT 4,453,503
4,613 Extra Space Storage, Inc. REIT 650,156
3,382 Lamar Advertising Co., Class
A REIT 414,024
14,339 Public Storage REIT 4,141,820
2,123 SBA Communications Corp.
REIT 410,482
45,845 Weyerhaeuser Co. REIT 1,136,498
11,206,483
Specialty Retail – 0.5%
61 AutoZone, Inc.* 261,705
15,328 Gap, Inc. (The) 327,866
4,491 Lithia Motors, Inc. 1,419,156
2,008,727
Technology Hardware, Storage & Peripherals – 6.9%
107,287 Apple, Inc. 27,318,489
Textiles, Apparel & Luxury Goods – 0.2%
13,326 Birkenstock Holding PLC
(Germany)* 603,002

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
1,124 Ralph Lauren Corp. $ 352,441
955,443
Trading Companies & Distributors – 0.5%
3,158 Ferguson Enterprises, Inc. 709,224
7,075 FTAI Aviation Ltd. 1,180,534
1,889,758
Water Utilities – 0.2%
16,241 Essential Utilities, Inc. 648,016
Wireless Telecommunication Services – 0.8%
14,131 T-Mobile US, Inc. 3,382,679
TOTAL INVESTMENTS – 99.3%
(Cost $269,379,178)
$ 393,521,062
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
2,951,928
NET ASSETS – 100.0%
$ 396,472,990
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At September 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 8 12/19/25 $ 2,695,500 $ 37,170

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
September 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation
—
The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
—
Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2025:
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 481,317 $ —
Asia 1,186,236 32,795,067 —
Europe 2,639,379 63,729,053 —
North America 2,248,357 8,988,368 —
Oceania 1,460,258 8,102,051 —
Total
$ 7,534,230 $ 114,095,856 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 23,515 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (274) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 5,027,434 $ — $ —
North America 258,745,446 — —
Investment Company 2,003,769 —
Total
$ 265,776,649 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,375,496 $ — $ —
North America 63,889,019 — —
Investment Company 575,501 —
Total
$ 65,840,016 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 3,930,273 $ — $ —
Europe 16,523,610 — —
North America 428,842,395 — —
Investment Company 3,120,758 —
Total
$ 452,417,036 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending
—
The Small Cap Equity Insights Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange
Commission (“SEC”) and the terms and conditions contained therein, the International Equity Insights, Small Cap Equity Insights and
U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan.
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 693,840 $ — $ —
Asia 1,391,990 — —
Europe 2,499,653 — —
North America 164,685,692 — —
Investment Company 1,087,265 —
Securities Lending Reinvestment Vehicle 2,667,584 — —
Total
$ 173,026,024 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 29,683 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 7,561,851 $ — $ —
North America 458,596,121 — —
Investment Company 1,792,639 —
Total
$ 467,950,611 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 603,002 $ — $ —
North America 392,918,060 — —
Total
$ 393,521,062 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 37,170 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights and Strategic Growth Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund
(“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is
registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government
Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’
loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Investment Style Risk— Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the
Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tax Diversification Risk — The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment.
Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements
(whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information for
more information.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)